UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   May 3, 2006


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total:   $44286



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Genl. Mills Pfd.               PFD              524908563      344    12985 SH       SOLE                    12985
Interpublic Grp. Pfd.          PFD              460690308      295     8050 SH       SOLE                     8050
1st Commonwealth Finl          COM              319829107      374    25545 SH       SOLE                    25545
3M Company                     COM              88579Y101      701     9255 SH       SOLE                     9255
AT&T                           COM              00206R102      539    19928 SH       SOLE                    19928
Amer. Finl. Realty Tr.         COM              02607P305      322    27665 SH       SOLE                    27665
American Intl. Group           COM              026874107      338     5107 SH       SOLE                     5107
Amgen Inc.                     COM              031162100      924    12695 SH       SOLE                    12695
Anheuser-Busch Cos.            COM              035229103      453    10585 SH       SOLE                    10585
Argon State, Inc.              COM              040149106      235     7020 SH       SOLE                     7020
Auto. Data Processing          COM              053015103     1073    23480 SH       SOLE                    23480
Avon Products Inc.             COM              054303102      618    19815 SH       SOLE                    19815
BHP Billiton Ltd.              COM              088606108      555    13920 SH       SOLE                    13920
Bank of America                COM              060505104      813    17846 SH       SOLE                    17846
Burlington Resources           COM              122014103      824     8970 SH       SOLE                     8970
CVS Corp.                      COM              126650100      746    24970 SH       SOLE                    24970
Cadbury Schweppes              COM              127209302      532    13295 SH       SOLE                    13295
Cardinal Health                COM              14149Y108      591     7935 SH       SOLE                     7935
Chevron Corp.                  COM              166764100      410     7070 SH       SOLE                     7070
Cisco Systems Inc.             COM              17275R102      274    12660 SH       SOLE                    12660
Citigroup, Inc.                COM              172967101      434     9183 SH       SOLE                     9183
Citizens Communications        COM              17453B101      423    31885 SH       SOLE                    31885
Colgate-Palmolive Co.          COM              194162103      534     9345 SH       SOLE                     9345
Compass Minerals Intl.         COM              20451N101      354    14155 SH       SOLE                    14155
ConAgra Foods                  COM              205887102      286    13345 SH       SOLE                    13345
ConocoPhillips                 COM              20825C104      214     3384 SH       SOLE                     3384
Crawford & Co. Cl. A           COM              224633206      105    18110 SH       SOLE                    18110
Diebold Inc.                   COM              253651103      527    12820 SH       SOLE                    12820
Dow Jones & Co.                COM              260561105      532    13545 SH       SOLE                    13545
DuPont (E.I.)                  COM              263534109      566    13404 SH       SOLE                    13404
Duke Energy Corp.              COM              26441C105      606    20790 SH       SOLE                    20790
EMCOR Group Inc.               COM              29084Q100      302     6080 SH       SOLE                     6080
Exxon Mobil Corp.              COM              30231G102     1979    32519 SH       SOLE                    32519
Fifth Third Bancorp            COM              316773100      449    11415 SH       SOLE                    11415
First Data Corp.               COM              319963104      508    10845 SH       SOLE                    10845
GTECH Holdings Corp.           COM              400518106      212     6230 SH       SOLE                     6230
General Electric               COM              369604103      832    23915 SH       SOLE                    23915
Gruma S.A. de C.V. ADR         COM              400131306      206    17725 SH       SOLE                    17725
Health Mgm't Assoc.            COM              421933102      501    23235 SH       SOLE                    23235
Home Depot Inc.                COM              437076102      596    14087 SH       SOLE                    14087
Int'l Business Machines        COM              459200101      772     9358 SH       SOLE                     9358
Int'l Game Tech.               COM              459902102      646    18340 SH       SOLE                    18340
Intel Corp.                    COM              458140100      423    21736 SH       SOLE                    21736
Intuit Inc.                    COM              461202103      606    11400 SH       SOLE                    11400
Johnson & Johnson              COM              478160104      807    13627 SH       SOLE                    13627
Kinder Morgan Mgmt             COM              49455U100      316     7186 SH       SOLE                     7186
Lexmark Intl.                  COM              529771107      489    10785 SH       SOLE                    10785
Lloyds TSB Grp PLC             COM              539439109      565    14690 SH       SOLE                    14690
Mattel Inc.                    COM              577081102      375    20685 SH       SOLE                    20685
Medtronic Inc.                 COM              585055106      505     9955 SH       SOLE                     9955
Met-Pro Corp.                  COM              590876306      166    12554 SH       SOLE                    12554
Microsoft Corp.                COM              594918104     1367    50244 SH       SOLE                    50244
NY Cmnty Bancorp               COM              649445103      382    21810 SH       SOLE                    21810
Nabors Industries              COM              G6359F103      604     8440 SH       SOLE                     8440
Natl. Penn Bancshares          COM              637138108      381    17897 SH       SOLE                    17897
Novartis AG                    COM              66987V109      438     7895 SH       SOLE                     7895
OSI Systems Inc.               COM              671044105      253    11980 SH       SOLE                    11980
PepsiCo Inc.                   COM              713448108     1036    17929 SH       SOLE                    17929
Pfizer Inc.                    COM              717081103      737    29594 SH       SOLE                    29594
Pitney Bowes Inc.              COM              724479100      353     8232 SH       SOLE                     8232
Procter & Gamble               COM              742718109      373     6466 SH       SOLE                     6466
Raven Industries               COM              754212108      233     5950 SH       SOLE                     5950
Reddy Ice Hldgs.               COM              75734R105      365    16420 SH       SOLE                    16420
Regal Entertainment            COM              758766109      354    18805 SH       SOLE                    18805
Regions Financial              COM              7591EP100      796    22630 SH       SOLE                    22630
Simon Property Group           COM              828806109      756     8980 SH       SOLE                     8980
Sony Corp.                     COM              835699307      620    13465 SH       SOLE                    13465
Sprint Nextel                  COM              852061100      448    17353 SH       SOLE                    17353
Standard Register              COM              853887107      371    23955 SH       SOLE                    23955
Sysco Corp.                    COM              871829107      347    10820 SH       SOLE                    10820
TJX Companies                  COM              872540109      208     8400 SH       SOLE                     8400
Telecom New Zealand            COM              879278208      408    14935 SH       SOLE                    14935
TrustCo Bank                   COM              898349105      431    35450 SH       SOLE                    35450
Tyco International             COM              902124106      266     9878 SH       SOLE                     9878
UST Inc.                       COM              902911106      378     9095 SH       SOLE                     9095
United Technologies            COM              913017109     1092    18832 SH       SOLE                    18832
UnitedHealth Group             COM              91324P102      271     4860 SH       SOLE                     4860
Verizon Communications         COM              92343V104      590    17311 SH       SOLE                    17311
Wachovia Corp.                 COM              929903102      708    12626 SH       SOLE                    12626
Washington Mutual              COM              939322103      769    18043 SH       SOLE                    18043
Waters Corp.                   COM              941848103      395     9150 SH       SOLE                     9150
Wells Fargo & Co.              COM              949746101      610     9546 SH       SOLE                     9546
Wyeth                          COM              983024100     1149    23679 SH       SOLE                    23679